Note 5 - Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
Numerator
Net loss available in basic and diluted calculation	$(2,373,410)	$(2,543,670)	$(4,133,432)	$(3,885,517)
Comprehensive loss	(2,373,410)	(2,543,670)	(4,133,432)	(3,885,517)
Denominator:
Weighted average common shares outstanding-basic	11,878,490	6,167,689	11,632,221	6,308,554

Effect of diluted stock options, warrants and preferred stock (1)	-	-	-	-

Weighted average common shares outstanding-basic	11,878,490	6,167,689	11,632,221	6,308,554

Loss per common share-basic and diluted	$(0.20)	$(0.41)	$(0.36)	$(0.62)

	Year Ended December 31,
	2017	2016
Numerator:
Net loss available in basic and diluted calculation	$(7,746,593)	$(6,526,014)
Other comprehensive income:
Unrealized gain (loss) from marketable securities	-	1,501
Comprehensive (loss)	(7,746,593)	(6,524,513)
Denominator:
Weighted average common shares outstanding-basic	6,362,989	2,823,345

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-basic	6,362,989	2,823,345

Loss per common share-basic and diluted	$(1.22)	$(2.31)